Exceptional items - Narrative (Details) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended					24 Months Ended
	Jun. 30, 2020	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2022
Disclosure of exceptional items [line items]
Provisions charged during the year		£ 120
Terms of Raising the Bar program	2 years						2 years
Other external charges		2,044		£ 2,285		£ 1,849
Substitution drawback		93		5		14
Guaranteed minimum pension equalisation charge		1,404		1,580		1,509
Non-operating gains (losses)		(23)		144		0
Exchange gain loss recycled to the income statement on translation of foreign operations in respect of step acquisitions and disposals		(4)		0		0
India goodwill impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		655
Old Tavern brand impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		78
Bagpiper brand impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		38
India fixed assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		1
Windsor brand impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		434
Nigerian tangible fixed assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		84
Ethiopian tangible fixed assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		55
Meta brand and Ethiopian tangible fixed assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						128
Raising the Bar programme
Disclosure of exceptional items [line items]
Provisions charged during the year		81	$ 100
Obsolete inventories
Disclosure of exceptional items [line items]
Other external charges		30		0		0
Substitution drawback
Disclosure of exceptional items [line items]
Substitution drawback		83	105	0		0
Substitution Drawback Broker Fee
Disclosure of exceptional items [line items]
Substitution drawback		(2)	(2)
Indirect tax in Korea
Disclosure of exceptional items [line items]
Other external charges		(24)		35		0
Guaranteed minimum pension equalisation
Disclosure of exceptional items [line items]
Guaranteed minimum pension equalisation charge		0		21		0
Step acquisitions
Disclosure of exceptional items [line items]
Non-operating gains (losses)		8		0		0
United National Breweries
Disclosure of exceptional items [line items]
Non-operating gains (losses)		(32)		(9)		0
Loss on disposal of associate
Disclosure of exceptional items [line items]
Non-operating gains (losses)		(1)		0		0
Portfolio of 19 brands
Disclosure of exceptional items [line items]
Non-operating gains (losses)		2	3	155	$ 198	0
Aggregate consideration				435	$ 550
USL wine business
Disclosure of exceptional items [line items]
Non-operating gains (losses)		0		£ (2)		£ 0
COVID-19 | Raising the Bar programme
Disclosure of exceptional items [line items]
Provisions charged during the year		81	$ 100
COVID-19 | Other form of support to help the communities and the industry
Disclosure of exceptional items [line items]
Other external charges		8
COVID-19 | Obsolete inventories
Disclosure of exceptional items [line items]
Other external charges		30
Inventory provision charged released to profit and loss		23
Charge directly attributable handling and destruction cost		£ 7